17. PARENT COMPANY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2016
Parent Company Financial Data Tables
Parent company financial data

Condensed Balance Sheets

(In thousands)	2016	2015
Assets
Cash and due from banks	$2,161	$224
Investment in Paragon Commercial Bank	151,316	119,716
Investment in unconsolidated subsidiaries	558	558
Other assets	697	584
Total Assets	$154,732	$121,082

Liabilities and Stockholders' Equity
Subordinated debentures	$18,558	$18,558
Other borrowings	—	4,800
Accrued interest payable and other liabilities	73	66
Total Liabilities	18,631	23,424

Stockholders' Equity:
Common stock	44	37
Additional paid-in-capital	80,147	53,147
Accumulated other comprehensive loss	(2,840)	(886)
Retained earnings	58,750	45,360
Total Stockholders' Equity	136,101	97,658

Total Liabilities and Stockholders' Equity	$154,732	$121,082

Condensed Statements of Income

(In thousands)	2016	2015
Equity in undistributed earnings of subsidiary	$14,166	$11,958
Interest expense	(629)	(715)
Other operating income	34	24
Other operating expenses	(580)	(402)
Income tax benefit	399	369
Net income	$13,390	$11,234

Condensed Statements of Cash Flows

(In thousands)	2016	2015
Cash flows from operating activities:
Net income	$13,390	$11,234
Adjustments to reconcile net income to net cash provided by (used in)
operating activities:
Equity in earnings of subsidiary	(14,166)	(11,958)
Stock based compensation	427	411
Net gain on sale of securities	—	(1)
Deferred tax expense	(3)	9
Changes in assets and liabilities:
Increase in other assets	(97)	(6)
Increase (decrease) in other liabilities	7	(6)
Net cash used in operating activities	(442)	(317)

Cash flows from investing activities:
Investment in subsidiaries and trusts	(20,500)	—
Proceeds from sale of securities available for sale	—	5
Dividends received from subsidiary	1,100	2,200
Net cash provided by investing activities	(19,400)	2,205

Cash flows from financing activities:
Repayment of long term debt	(4,800)	(2,456)
Net proceeds from sale of common stock	26,398
Proceeds from employee stock purchase plan	181	203
Proceeds from exercise of stock options	—	176
Net cash used in financing activities	21,779	(2,077)
Net decrease in cash and cash equivalents	1,937	(189)
Cash and cash equivalents, beginning of year	224	413
Cash and cash equivalents, end of year	$2,161	$224